Parent company only condensed financial information (Parenthetical) (Details) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Common Stock, Par or Stated Value Per Share	$ 0.00004	$ 0.00004
Common Stock, Shares Authorized	1,250,000,000	1,250,000,000
Common Stock, Shares, Issued	72,739,966	72,739,966
Common Stock, Shares, Outstanding	72,739,966	72,739,966
Parent Company [Member]
Common Stock, Par or Stated Value Per Share	$ 0.00004	$ 0.00004
Common Stock, Shares Authorized	1,250,000,000	1,250,000,000
Common Stock, Shares, Issued	72,739,966	72,739,966
Common Stock, Shares, Outstanding	72,739,966	72,739,966